Commitments (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	The following are the future minimum lease payments as at September 30, 2018:
Total
2018	$49,500
2019	198,000
2020	33,000
Total	$280,500